Expense Example	Prospectus #1 Calvert Global Equity Fund Class A 1 Year	Prospectus #1 Calvert Global Equity Fund Class A 3 Years	Prospectus #1 Calvert Global Equity Fund Class A 5 Years	Prospectus #1 Calvert Global Equity Fund Class A 10 Years	Prospectus #1 Calvert Global Equity Fund Class I 1 Year	Prospectus #1 Calvert Global Equity Fund Class I 3 Years	Prospectus #1 Calvert Global Equity Fund Class I 5 Years	Prospectus #1 Calvert Global Equity Fund Class I 10 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 1 Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 3 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 5 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 10 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 1 Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 3 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 5 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 10 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 1 Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 3 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 5 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 10 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 1 Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 3 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 5 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 10 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 1 Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 3 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 5 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 10 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 10 Years
USD ($)	635	868	1,272	2,781	91	284	655	2,116	651	918	1,289	2,545	309	646	1,194	2,718	108	337	674	1,861	576	1,149	1,747	3,361	234	777	1,346	2,895	234	756	1,305	2,803